Capital World Growth and Income Fund®
Investment portfolio
August 31, 2024
unaudited

Common stocks 96.37% Information technology 20.75%	Shares	Value (000)
Broadcom, Inc.	29,246,441	$4,761,906
Microsoft Corp.	10,731,054	4,476,352
Taiwan Semiconductor Manufacturing Co., Ltd.	141,326,486	4,219,900
Apple, Inc.	11,643,639	2,666,393
ASML Holding NV	1,407,514	1,273,003
ASML Holding NV (ADR)	342,719	309,773
NVIDIA Corp.	9,330,570	1,113,790
Capgemini SE	3,635,119	758,422
Texas Instruments, Inc.	3,493,233	748,740
Samsung Electronics Co., Ltd.	12,109,854	679,096
Tokyo Electron, Ltd.	3,580,191	641,375
Salesforce, Inc.	2,307,416	583,546
Accenture PLC, Class A	1,606,341	549,288
EPAM Systems, Inc.[1]	1,543,257	309,824
MediaTek, Inc.	7,808,800	307,088
Shopify, Inc., Class A, subordinate voting shares[1]	4,104,320	304,007
Oracle Corp.	1,981,350	279,945
Applied Materials, Inc.	1,378,042	271,833
Dell Technologies, Inc., Class C	2,170,928	250,829
Keyence Corp.	497,300	239,347
Micron Technology, Inc.	2,107,583	202,834
Seagate Technology Holdings PLC	1,821,146	181,295
Arista Networks, Inc.[1]	498,497	176,159
Synopsys, Inc.[1]	327,585	170,207
SAP SE	747,730	163,085
Constellation Software, Inc.	39,809	129,994
GlobalWafers Co., Ltd.	7,013,000	106,762
NEC Corp.	963,224	85,724
Fujitsu, Ltd.	4,337,640	78,025
Advantech Co., Ltd.	6,337,089	69,561
International Business Machines Corp.	310,842	62,830
Intel Corp.	2,835,061	62,485
Elastic NV, non-registered shares[1]	795,464	60,606
Delta Electronics, Inc.	4,559,101	57,571
Wolfspeed, Inc.[1]	766,688	7,475
Stripe, Inc., Class B1,2,3	192,531	5,297
		26,364,367
Industrials 14.28%
General Electric Co.	10,653,872	1,860,379
Airbus SE, non-registered shares	8,188,363	1,262,078
Carrier Global Corp.	14,079,111	1,024,678
BAE Systems PLC	54,035,772	968,153
RTX Corp.	6,552,444	808,178
Siemens AG	4,009,820	750,134
Recruit Holdings Co., Ltd.	11,929,984	745,008
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Safran SA	3,235,925	$708,498
TransDigm Group, Inc.	466,625	640,774
Mitsui & Co., Ltd.	25,777,800	559,927
Mitsui & Co., Ltd.	2,695,900	58,559
Leonardo SpA	22,923,027	587,168
Melrose Industries PLC[4]	89,676,539	572,697
Eaton Corp. PLC	1,719,444	527,749
Deere & Co.	1,287,539	496,655
Bureau Veritas SA	15,006,933	495,295
Boeing Co.[1]	2,453,127	426,206
Ryanair Holdings PLC (ADR)	3,813,922	425,100
Techtronic Industries Co., Ltd.	30,757,500	413,677
Lockheed Martin Corp.	701,330	398,426
Compagnie de Saint-Gobain SA, non-registered shares	4,354,206	380,943
Deutsche Post AG	7,823,690	339,894
RELX PLC	6,076,226	283,007
L3Harris Technologies, Inc.	1,003,246	237,438
Rolls-Royce Holdings PLC[1]	35,690,328	233,683
International Consolidated Airlines Group SA (CDI)	91,804,918	219,940
Volvo AB, Class B	8,255,592	219,374
Caterpillar, Inc.	594,668	211,761
Schneider Electric SE	773,483	196,550
Daikin Industries, Ltd.	1,527,600	194,395
Dayforce, Inc.[1,5]	3,193,916	182,596
Kingspan Group PLC	1,919,600	168,266
ITOCHU Corp.[5]	3,094,500	164,674
MTU Aero Engines AG	487,776	145,567
Bunzl PLC	2,956,705	138,062
Thales SA	810,103	136,216
United Rentals, Inc.	182,805	135,506
Weir Group PLC (The)	5,048,042	133,973
Builders FirstSource, Inc.[1]	680,663	118,435
CSX Corp.	3,033,771	103,967
Mitsubishi Corp.[5]	4,963,400	103,340
Rentokil Initial PLC	13,890,901	88,221
SS&C Technologies Holdings, Inc.	1,026,412	77,073
SMC Corp.	163,900	75,675
SECOM Co., Ltd.	665,600	48,587
Grupo Aeroportuario del Sureste, SAB de CV, Class B	1,683,987	45,144
Ingersoll-Rand, Inc.	371,785	34,000
		18,145,626
Health care 13.82%
Eli Lilly and Co.	2,536,524	2,435,114
Novo Nordisk AS, Class B	14,889,269	2,073,147
UnitedHealth Group, Inc.	3,466,658	2,046,022
Vertex Pharmaceuticals, Inc.[1]	3,033,643	1,504,353
Abbott Laboratories	12,424,540	1,407,328
AstraZeneca PLC	6,190,825	1,081,777
Stryker Corp.	2,081,078	750,062
Daiichi Sankyo Co., Ltd.	17,411,100	732,275
Gilead Sciences, Inc.	8,690,313	686,535
Sanofi	5,843,926	653,681
Molina Healthcare, Inc.[1]	1,466,599	513,002
AbbVie, Inc.	2,542,140	499,047
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Takeda Pharmaceutical Co., Ltd.	16,701,291	$496,468
Novartis AG	3,893,698	471,029
GE HealthCare Technologies, Inc.	3,776,057	320,285
Thermo Fisher Scientific, Inc.	477,330	293,591
DexCom, Inc.[1]	3,108,921	215,573
Medtronic PLC	2,116,059	187,441
Catalent, Inc.[1]	2,971,302	181,131
EssilorLuxottica SA	751,737	178,088
Zoetis, Inc., Class A	774,268	142,070
Siemens Healthineers AG	2,273,834	132,190
Centene Corp.[1]	1,436,528	113,241
Coloplast AS, Class B	816,830	111,427
Insulet Corp.[1]	455,044	92,269
Lonza Group AG	137,043	89,698
Eurofins Scientific SE, non-registered shares	1,246,241	71,149
CVS Health Corp.	641,073	36,695
Rede D’Or Sao Luiz SA	5,912,000	33,494
agilon health, Inc.[1,5]	3,923,385	16,007
		17,564,189
Financials 12.19%
Zurich Insurance Group AG	1,957,056	1,132,757
Chubb, Ltd.	3,358,664	954,465
ING Groep NV	48,124,544	873,391
Banco Bilbao Vizcaya Argentaria, SA	71,671,082	761,105
JPMorgan Chase & Co.	3,384,092	760,744
Blackstone, Inc.	4,732,754	673,755
Mastercard, Inc., Class A	1,333,637	644,600
HSBC Holdings PLC (GBP denominated)	46,216,935	405,086
HSBC Holdings PLC[5]	8,990,400	79,326
AXA SA	12,564,560	478,063
B3 SA - Brasil, Bolsa, Balcao	161,022,675	362,276
HDFC Life Insurance Co., Ltd.	40,382,630	356,235
KKR & Co., Inc.	2,792,481	345,625
Axis Bank, Ltd.	24,458,981	343,521
AIA Group, Ltd.	48,066,500	342,853
Arthur J. Gallagher & Co.	1,139,999	333,530
Aon PLC, Class A	877,553	301,633
NatWest Group PLC	59,892,365	272,262
HDFC Bank, Ltd.	11,518,220	225,243
HDFC Bank, Ltd. (ADR)	563,961	34,464
Capital One Financial Corp.	1,752,614	257,512
BlackRock, Inc.	276,981	249,784
Ping An Insurance (Group) Company of China, Ltd., Class H	50,001,000	238,035
Ping An Insurance (Group) Company of China, Ltd., Class A	1,466,988	9,092
Fairfax Financial Holdings, Ltd., subordinate voting shares	202,148	244,045
Ares Management Corp., Class A	1,650,434	241,624
American Express Co.	932,075	241,081
Apollo Asset Management, Inc.	1,957,352	226,524
Blue Owl Capital, Inc., Class A	12,782,320	225,480
Discover Financial Services	1,590,104	220,563
Postal Savings Bank of China Co., Ltd., Class H	385,036,000	206,443
BNP Paribas SA	2,897,587	200,578
Kotak Mahindra Bank, Ltd.	9,366,809	199,327
Great-West Lifeco, Inc.[5]	5,966,903	196,144
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Visa, Inc., Class A	694,554	$191,954
Bank Rakyat Indonesia (Persero) Tbk PT	535,674,400	178,631
Münchener Rückversicherungs-Gesellschaft AG	311,824	168,668
KB Financial Group, Inc.	2,601,398	167,922
Wells Fargo & Co.	2,817,502	164,739
Israel Discount Bank, Ltd., Class A	28,898,777	160,398
Bank Central Asia Tbk PT	239,555,000	160,126
FinecoBank SpA	9,145,763	156,721
Macquarie Group, Ltd.	910,016	133,491
National Bank of Canada	1,445,396	132,447
Erste Group Bank AG	2,249,044	123,879
American International Group, Inc.	1,570,263	120,989
Bank Mandiri (Persero) Tbk PT	256,955,900	118,555
China Merchants Bank Co., Ltd., Class H	15,447,306	63,829
China Merchants Bank Co., Ltd., Class A	10,015,339	45,355
XP, Inc., Class A	5,676,743	104,509
Power Corporation of Canada, subordinate voting shares	3,312,533	101,688
Marsh & McLennan Companies, Inc.	427,084	97,166
CVC Capital Partners PLC[1]	4,521,206	95,903
Danske Bank AS	2,580,949	80,619
Aegon, Ltd.	11,369,574	69,512
Citigroup, Inc.	1,039,917	65,140
Brookfield Asset Management, Ltd., Class A (CAD denominated)[5]	1,591,041	64,862
Goldman Sachs Group, Inc.	94,116	48,023
Bajaj Finance, Ltd.	482,038	41,481
Sberbank of Russia PJSC[2]	182,070,644	— [6]
		15,493,773
Consumer discretionary 9.21%
Amazon.com, Inc.[1]	8,588,223	1,532,998
Home Depot, Inc.	3,278,957	1,208,296
LVMH Moët Hennessy-Louis Vuitton SE	1,372,434	1,029,490
Industria de Diseño Textil, SA	12,295,944	667,585
Trip.com Group, Ltd. (ADR)[1]	13,313,003	627,575
Flutter Entertainment PLC[1]	2,675,501	568,303
Restaurant Brands International, Inc.	4,584,631	318,540
Restaurant Brands International, Inc. (CAD denominated)	2,522,392	175,247
Booking Holdings, Inc.	126,056	492,782
NEXT PLC	3,325,136	445,399
Evolution AB	3,917,645	407,784
Compagnie Financière Richemont SA, Class A	2,496,186	393,769
Chipotle Mexican Grill, Inc.[1]	6,986,198	391,786
Marriott International, Inc., Class A	1,651,019	387,478
McDonald’s Corp.	1,052,243	303,740
Hyundai Motor Co.	1,548,113	297,250
Starbucks Corp.	3,084,083	291,662
YUM! Brands, Inc.	1,808,600	244,016
Shimano, Inc.	1,143,100	215,232
MercadoLibre, Inc.[1]	98,463	202,997
Tesla, Inc.[1]	799,584	171,199
Royal Caribbean Cruises, Ltd.[1]	990,014	162,976
Moncler SpA	2,268,421	139,072
Stellantis NV	8,166,070	136,773
adidas AG	511,313	130,793
Kering SA	378,671	108,984
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Pan Pacific International Holdings Corp.	3,999,300	$102,108
InterContinental Hotels Group PLC	1,017,662	101,463
General Motors Co.	2,015,366	100,325
Sands China, Ltd.[1]	49,365,200	90,392
Aristocrat Leisure, Ltd.	2,271,448	84,449
Entain PLC	9,116,138	77,418
Las Vegas Sands Corp.	1,360,812	53,058
Ferrari NV (EUR denominated)	82,961	41,232
		11,702,171
Consumer staples 6.46%
Philip Morris International, Inc.	19,504,165	2,404,668
Nestlé SA	8,721,552	933,904
Imperial Brands PLC	21,866,736	628,400
Kroger Co.	10,158,360	540,526
Ajinomoto Co., Inc.	10,013,690	384,563
British American Tobacco PLC	9,172,205	342,849
Bunge Global SA	3,327,548	337,347
Kweichow Moutai Co., Ltd., Class A	1,358,531	276,270
Danone SA	3,939,054	273,504
Ocado Group PLC[1,4]	52,787,085	238,951
JBS SA	34,762,968	215,883
Sysco Corp.	2,725,841	212,534
ITC, Ltd.	34,515,085	207,022
Constellation Brands, Inc., Class A	857,669	206,450
Treasury Wine Estates, Ltd.	22,151,155	171,294
Arca Continental, SAB de CV	15,747,334	141,008
Suntory Beverage & Food, Ltd.	3,624,700	133,111
Keurig Dr Pepper, Inc.	3,183,747	116,557
Seven & i Holdings Co., Ltd.[5]	6,501,467	93,760
Alimentation Couche-Tard, Inc.	1,410,548	80,520
Costco Wholesale Corp.	83,361	74,390
Mondelez International, Inc., Class A	997,752	71,649
PepsiCo, Inc.	286,630	49,553
Altria Group, Inc.	677,956	36,454
Dollar Tree Stores, Inc.[1]	287,175	24,263
Kao Corp.	198,850	8,934
		8,204,364
Communication services 6.42%
Alphabet, Inc., Class C	7,372,890	1,217,338
Alphabet, Inc., Class A	5,297,404	865,490
Meta Platforms, Inc., Class A	3,108,505	1,620,495
Publicis Groupe SA	7,004,237	770,142
Netflix, Inc.[1]	988,746	693,457
Bharti Airtel, Ltd.	22,516,263	427,577
Bharti Airtel, Ltd., interim shares	744,245	10,613
Comcast Corp., Class A	10,397,011	411,410
NetEase, Inc.	20,320,075	327,859
NetEase, Inc. (ADR)	867,366	69,771
Universal Music Group NV	12,032,357	314,542
SoftBank Corp.	21,305,257	298,026
Tencent Holdings, Ltd.	5,087,000	245,865
Singapore Telecommunications, Ltd.	94,651,100	227,145
Deutsche Telekom AG	7,704,969	218,763
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Sea, Ltd., Class A (ADR)[1]	1,704,049	$133,444
Omnicom Group, Inc.	1,296,584	130,216
Take-Two Interactive Software, Inc.[1]	628,706	101,668
Advanced Info Service PCL, foreign registered shares	10,894,700	79,152
		8,162,973
Materials 5.45%
Glencore PLC	185,529,108	983,195
Freeport-McMoRan, Inc.	21,226,556	939,912
Rio Tinto PLC	12,221,718	766,062
Air Products and Chemicals, Inc.	2,533,485	706,462
Vale SA, ordinary nominative shares	37,980,231	401,505
Vale SA (ADR), ordinary nominative shares	10,076,269	106,002
Ivanhoe Mines, Ltd., Class A1	28,038,445	373,874
Linde PLC	741,634	354,686
First Quantum Minerals, Ltd.[1]	24,914,671	313,733
Anglo American PLC	9,165,236	268,174
Air Liquide SA, bonus shares	651,860	121,642
Air Liquide SA	479,798	89,533
Fortescue, Ltd.	17,005,325	209,564
Smurfit Westrock PLC	4,285,074	203,198
Heidelberg Materials AG, non-registered shares	1,799,272	190,383
Shin-Etsu Chemical Co., Ltd.	3,795,418	168,243
Barrick Gold Corp. (CAD denominated)	7,265,834	146,702
Albemarle Corp.[5]	1,485,396	134,057
Akzo Nobel NV	1,602,823	102,711
Grupo México, SAB de CV, Series B	17,242,200	88,232
Southern Copper Corp.	710,482	72,270
Lundin Mining Corp.	6,717,520	69,685
Antofagasta PLC	2,458,108	60,245
Evonik Industries AG	2,428,004	53,822
		6,923,892
Energy 5.07%
Canadian Natural Resources, Ltd. (CAD denominated)	39,159,441	1,417,428
EOG Resources, Inc.	6,471,152	833,614
TC Energy Corp. (CAD denominated)	15,621,227	723,539
Cameco Corp. (CAD denominated)	8,743,129	356,758
Cameco Corp.	2,668,452	108,979
Shell PLC (GBP denominated)	11,827,106	419,664
Shell PLC (ADR)	14,315	1,026
Shell PLC (EUR denominated)	15,393	548
Tourmaline Oil Corp.	8,565,502	390,378
TotalEnergies SE	4,443,583	306,757
Cenovus Energy, Inc. (CAD denominated)	13,711,032	254,249
Schlumberger NV	5,639,046	248,062
Reliance Industries, Ltd.	6,274,000	226,650
Exxon Mobil Corp.	1,901,775	224,295
Suncor Energy, Inc.[5]	4,716,946	191,317
ConocoPhillips	1,522,945	173,296
Baker Hughes Co., Class A	4,445,176	156,337
Neste OYJ	5,841,389	136,661
BP PLC	17,946,569	101,672
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
MEG Energy Corp.	4,428,348	$88,196
Aker BP ASA	3,431,987	82,631
		6,442,057
Utilities 2.10%
Constellation Energy Corp.	2,030,654	399,430
DTE Energy Co.	3,075,265	384,470
Engie SA	16,427,117	289,345
Engie SA, bonus shares	3,461,615	60,972
E.ON SE	24,257,821	343,670
Iberdrola, SA, non-registered shares	15,465,280	219,531
China Resources Gas Group, Ltd.	54,071,875	182,717
Dominion Energy, Inc.	2,923,450	163,421
Duke Energy Corp.	1,299,720	148,103
FirstEnergy Corp.	2,756,215	121,053
NextEra Energy, Inc.	1,180,000	95,002
AES Corp.	4,408,226	75,513
National Grid PLC	5,424,143	71,510
Public Service Enterprise Group, Inc.	836,079	67,513
ENN Energy Holdings, Ltd.	8,228,100	53,461
		2,675,711
Real estate 0.62%
VICI Properties, Inc. REIT	6,489,813	217,279
Extra Space Storage, Inc. REIT	680,275	120,409
Iron Mountain, Inc. REIT	1,015,935	115,065
Mitsui Fudosan Co., Ltd.	9,074,900	98,381
Prologis, Inc. REIT	760,134	97,160
China Resources Mixc Lifestyle Services, Ltd.	20,867,235	69,416
Longfor Group Holdings, Ltd.	44,832,340	50,278
American Tower Corp. REIT	68,123	15,264
		783,252
Total common stocks (cost: $73,580,988,000)		122,462,375
Preferred securities 0.08% Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	783,595	61,325
Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,832,146	35,745
Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	82,866	2,280
Total preferred securities (cost: $112,247,000)		99,350
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Convertible stocks 0.12% Materials 0.12%	Shares	Value (000)
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,535,572	$151,181
Total convertible stocks (cost: $175,340,000)		151,181
Bonds, notes & other debt instruments 0.09% Corporate bonds, notes & loans 0.09% Health care 0.05%	Principal amount (000)
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD59,700	57,215
Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[7]	42,024	30,370
Consumer discretionary 0.02%
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[8]	22,275	22,461
Energy 0.00%
ONEOK, Inc. 2.20% 9/15/2025	2,141	2,086
Total corporate bonds, notes & loans		112,132
Total bonds, notes & other debt instruments (cost: $119,134,000)		112,132
Short-term securities 3.49% Money market investments 3.13%	Shares
Capital Group Central Cash Fund 5.30%[4,9]	39,706,754	3,971,867
Money market investments purchased with collateral from securities on loan 0.36%
Capital Group Central Cash Fund 5.30%[4,9,10]	596,478	59,665
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.18%[9,10]	56,493,744	56,494
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.19%[9,10]	55,500,000	55,500
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.16%[9,10]	55,500,000	55,500
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[9,10]	50,900,000	50,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%[9,10]	50,900,000	50,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.18%[9,10]	46,300,000	46,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.19%[9,10]	46,300,000	46,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.21%[9,10]	41,600,000	41,600
		463,159
Total short-term securities (cost: $4,433,873,000)		4,435,026
Total investment securities 100.15% (cost: $78,421,582,000)		127,260,064
Other assets less liabilities (0.15)%		(194,731)
Net assets 100.00%		$127,065,333
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Investments in affiliates4

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.64%
Industrials 0.45%
Melrose Industries PLC	$613,134	$—	$29,979	$(1,922)	$(8,536)	$572,697	$6,414
Consumer discretionary 0.00%
Dowlais Group PLC[11]	92,125	—	75,716	(46,769)	30,360	—	272
Consumer staples 0.19%
Ocado Group PLC[1]	400,748	—	646	263	(161,414)	238,951	—
Total common stocks						811,648
Short-term securities 3.18%
Money market investments 3.13%
Capital Group Central Cash Fund 5.30%[9]	1,833,948	10,653,478	8,516,735	14	1,162	3,971,867	172,333
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.30%[9,10]	50,931	8,734 [12]				59,665	— [13]
Total short-term securities						4,031,532
Total 3.82%				$(48,414)	$(138,428)	$4,843,180	$179,019
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B1,2	5/6/2021	$7,726	$5,297	.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	3,325	2,280	.00 [14]
Total		$11,051	$7,577	.01%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $7,577,000, which represented .01% of the net assets of the fund.

[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	All or a portion of this security was on loan. The total value of all such securities was $516,459,000, which represented .41% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Step bond; coupon rate may change at a later date.
[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,461,000, which represented .02% of the net assets of the fund.

[9]	Rate represents the seven-day yield at 8/31/2024.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Affiliated issuer during the reporting period but no longer held at 8/31/2024.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
[14]	Amount less than .01%.
Capital World Growth and Income Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital World Growth and Income Fund — Page 10 of 12

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$17,680,111	$8,678,959	$5,297	$26,364,367
Industrials	7,754,065	10,391,561	—	18,145,626
Health care	11,473,260	6,090,929	—	17,564,189
Financials	7,605,366	7,888,407	— *	15,493,773
Consumer discretionary	7,232,978	4,469,193	—	11,702,171
Consumer staples	4,511,802	3,692,562	—	8,204,364
Communication services	5,243,289	2,919,684	—	8,162,973
Materials	3,910,318	3,013,574	—	6,923,892
Energy	5,167,474	1,274,583	—	6,442,057
Utilities	1,454,505	1,221,206	—	2,675,711
Real estate	565,177	218,075	—	783,252
Preferred securities	—	97,070	2,280	99,350
Convertible stocks	151,181	—	—	151,181
Bonds, notes & other debt instruments	—	112,132	—	112,132
Short-term securities	4,435,026	—	—	4,435,026
Total	$77,184,552	$50,067,935	$7,577	$127,260,064
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
USD = U.S. dollars
Capital World Growth and Income Fund — Page 11 of 12

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-033-1024
Capital World Growth and Income Fund — Page 12 of 12